REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total revenue, net	$ 6,454,402	$ 4,345,939	$ 4,166,799
Retail
Disaggregation of Revenue [Line Items]
Total revenue, net	3,970,101	2,668,454	2,386,697
Wholesale
Disaggregation of Revenue [Line Items]
Total revenue, net	1,913,961	1,252,547	1,252,562
Food service
Disaggregation of Revenue [Line Items]
Total revenue, net	365,931	311,317	421,312
Commercial cargo and other services
Disaggregation of Revenue [Line Items]
Total revenue, net	83,638	0	0
Revenue from equity method investments
Disaggregation of Revenue [Line Items]
Total revenue, net	120,771	113,621	106,228
Fresh fruit
Disaggregation of Revenue [Line Items]
Total revenue, net	982,652	0	0
Fresh packed vegetables
Disaggregation of Revenue [Line Items]
Total revenue, net	120,648	0	0
Value added vegetables
Disaggregation of Revenue [Line Items]
Total revenue, net	400,747	0	0
Diversified produce
Disaggregation of Revenue [Line Items]
Total revenue, net	4,730,080	4,221,899	4,067,025
Health foods and consumer goods
Disaggregation of Revenue [Line Items]
Total revenue, net	136,149	124,040	99,774
Commercial cargo and other services
Disaggregation of Revenue [Line Items]
Total revenue, net	$ 84,126	$ 0	$ 0